Related Party Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 06, 2020	Dec. 27, 2019	Feb. 28, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 10, 2019	Mar. 05, 2019	Jan. 29, 2019
Related Party Transactions (Textual)
Revenues from related parties					$ 0	$ 49,667	$ 1,019
Accounts payable, related party										$ 600
Common stock to settle this debt			66,402
Interest expense					67	237
Payment in default due								$ 550
Paid in trust account									$ 60,000
Purchases from related parties					$ 0	$ 59,217	$ 0
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Related Party Transactions, description				On July 24, 2020, the Compensation Committee of the Board of Directors of the Company approved the "Amended and Restated" employment agreements with each of Arik Maimon, the Company's Chief Executive Officer ("Maimon"), and Michael De Prado, the Company's President ("De Prado," and together with Maimon, the "Executives," each an "Executive"), the "New Employment Agreements". The New Employment Agreements shall supersede the terms of the Pre-existing Employment Agreements. Pursuant to the terms of the New Employment Agreements, among other things: (1)De Prado will receive the following compensation: (1) (a) a base salary of $265 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan;(2)Maimon will receive the following compensation: (a) a base salary of $295 per annum (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan; (3)For each Executive, the term of the Agreement shall end on the earlier of (i) the date that is four (4) months following the Effective Date or (ii) the date that the Company appoints a new president or chief operating officer but the Company can extend the Employment Term on a month to month basis with the approval of both Dinar and CIMA until a new president or chief operating officer is appointed. Upon expiration of the Employment Term (other than a termination by the Company for "Cause"), the Executive will entitled to a special board compensation package with annual compensation equal to the Annual Base Salary (pro-rated for any partial year of service), beginning on the Expiration or Termination Date and ending eighteen (18) months later, provided that such payments will cease if the Executive resigns as a member of the Board during such period. The Board Compensation Period may be extended from year to year for an additional 12 months (for up to 36 months in total) if two of three of the then-current chief executive officers of the Company, Dinar and CIMA agree to extend the period for an additional 12 months. The Executive's right to receive the Special Board Compensation shall be subject to the Board's determination that he has complied with his obligations under this Agreement. The Executive will remain on the Board until he resigns, is not re-elected or is removed from the Board in accordance with the Company's practice for removal of directors.(4)Pursuant to the terms of the New Employment Agreements, the Executives are entitled to severance in the event of certain terminations of their employment. The Executives are entitled to participate in the Company's employee benefit, pension and/or profit-sharing plans, and the Company will pay certain health and dental premiums on their behalf.(5)Each of the Executives are entitled to Travel and expense reimbursement;(6)The Executives have agreed to a one-year non-competition agreement following the termination of their employment.
Loan amount				$ 355
Next Cala, Inc. [Member]
Related Party Transactions (Textual)
Due from related parties						$ 8
Rubelite- C [Member]
Related Party Transactions (Textual)
Due from related parties						2,989
Asiya Communications S.A. de C.V. [Member]
Related Party Transactions (Textual)
Accounts payable, related party
Due from related parties						39
Next Communications Inc [Member]
Related Party Transactions (Textual)
Accounts payable, related party
Voting Rights [Member]
Related Party Transactions (Textual)
Outstanding accounts receivable						$ 3,006
Arik Maimon [Member]
Related Party Transactions (Textual)
Loan amount					$ 50
Annual interest rate percentage					9.00%
Dinar Zuz LLC [Member]
Related Party Transactions (Textual)
Loan amount	$ 462				$ 462
Annual interest rate percentage	9.00%
Annual fees amount	$ 300
Reimbursement of legal fees amount	$ 65
Employment Contracts [Member]
Related Party Transactions (Textual)
Bonus received		$ 250
Common stock, par value		$ 0.001
Employment Contracts [Member] | Michael De Prado [Member]
Related Party Transactions (Textual)
Employment agreements term, description		(a) a base salary of $265 per annum which will increase by a minimum $15 or 5% on the 12 month anniversary of his employment agreement; (b) Restricted Stock Units; (c) a minimum grant of 100,000 stock options per year, with the exercise price valued based on the Company's stock price at the date of exercise, pursuant to the terms and conditions of the Company's Stock Option Incentive Plan; (d) an $8,000 automobile expense allowance per year; (e) participation in the Company's employee benefits plan; (f) participation in the Company's Performance Bonus Plan, if and when in effect.
Granted stock		88,000
Employment Contracts [Member] | Arik Maimon [Member]
Related Party Transactions (Textual)
Employment agreements term, description		(a) a base salary of $295per annum which will increase by a minimum $15or 5% on the 12 month anniversary of his employment agreement; (b) Restricted Stock Units; (c) a minimum grant of 100,000 stock options per year, with share price valued at the date of exercise, pursuant to the terms and conditions of the Company's Stock Option Incentive Plan; (d) An $10 automobile expense allowance per year; (e) participation in the Company's employee benefits plan; (f) participation in the Company's Performance Bonus Plan, if and when in effect.
Granted stock		110,000
Minimum [Member]
Related Party Transactions (Textual)
Exercise options to purchase percentage		4.00%
Maximum [Member]
Related Party Transactions (Textual)
Exercise options to purchase percentage		5.00%